UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Aerospace - 4.7%
Honeywell International, Inc.	519,999	$53,663,896
MTU Aero Engines AG	157,144	14,414,862
United Technologies Corp.	330,125	28,948,661

		$97,027,419
Airlines - 0.4%
Aena S.A. (a)	70,778	$7,893,953

Alcoholic Beverages - 6.1%
AmBev S.A.	1,982,078	$9,246,856
Carlsberg Group	212,990	17,932,645
Diageo PLC	1,558,666	41,960,777
Heineken N.V.	270,915	23,558,470
Pernod Ricard S.A.	280,658	32,935,154

		$125,633,902
Apparel Manufacturers - 3.2%
Burberry Group PLC	700,022	$11,919,663
Compagnie Financiere Richemont S.A.	272,291	17,690,433
LVMH Moet Hennessy Louis Vuitton S.A.	227,959	36,747,778

		$66,357,874
Automotive - 0.7%
Delphi Automotive PLC	197,125	$12,801,298
Harley-Davidson, Inc.	62,242	2,489,680

		$15,290,978
Broadcasting - 7.8%
Omnicom Group, Inc.	272,918	$20,018,535
Time Warner, Inc.	777,065	54,736,459
Viacom, Inc., “B”	95,049	4,338,036
Walt Disney Co.	507,532	48,631,716
WPP Group PLC	1,463,150	31,845,159

		$159,569,905
Brokerage & Asset Managers - 1.5%
Deutsche Boerse AG	137,705	$11,706,847
Franklin Resources, Inc.	554,336	19,213,286

		$30,920,133
Business Services - 5.6%
Accenture PLC, “A”	501,139	$52,890,210
Adecco S.A.	280,224	17,298,091
Brenntag AG	166,579	8,162,872
Compass Group PLC	1,444,711	24,904,253
NOW, Inc. (a)	123,353	1,672,667
PayPal Holdings, Inc. (a)	291,767	10,544,459

		$115,472,552
Cable TV - 2.1%
Sky PLC	1,301,701	$20,174,430
Time Warner Cable, Inc.	131,399	23,915,932

		$44,090,362

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.6%
3M Co.	231,550	$34,964,050
Monsanto Co.	197,215	17,867,679

		$52,831,729
Computer Software - 2.2%
Check Point Software Technologies Ltd. (a)	130,423	$10,278,637
Oracle Corp.	976,836	35,468,915

		$45,747,552
Consumer Products - 6.4%
Colgate-Palmolive Co.	431,354	$29,129,336
International Flavors & Fragrances, Inc.	147,379	17,237,448
Reckitt Benckiser Group PLC	560,338	49,998,283
Svenska Cellulosa Aktiebolaget	1,213,496	35,937,417

		$132,302,484
Electrical Equipment - 3.6%
Amphenol Corp., “A”	278,701	$13,815,209
Legrand S.A.	346,631	19,099,493
Rockwell Automation, Inc.	47,249	4,515,587
Schneider Electric S.A.	381,587	20,488,195
W.W. Grainger, Inc.	76,683	15,082,779

		$73,001,263
Electronics - 1.9%
Hoya Corp.	353,200	$13,644,937
Microchip Technology, Inc.	326,092	14,612,183
Samsung Electronics Co. Ltd.	10,678	10,307,594

		$38,564,714
Energy - Independent - 0.3%
INPEX Corp.	746,800	$6,608,849

Food & Beverages - 6.4%
Danone S.A.	546,414	$37,684,922
Kellogg Co.	503,157	36,951,850
Nestle S.A.	764,176	56,286,477

		$130,923,249
Food & Drug Stores - 0.2%
Lawson, Inc.	55,200	$4,363,392

Gaming & Lodging - 0.7%
Sands China Ltd.	1,118,800	$3,925,219
William Hill PLC	1,173,300	6,525,791
Wynn Resorts Ltd. (l)	45,150	3,040,401

		$13,491,411
Insurance - 0.4%
Swiss Re Ltd.	94,431	$8,770,649

Internet - 0.4%e
Bay, Inc. (a)	382,269	$8,968,031

Major Banks - 5.1%
Bank of New York Mellon Corp.	954,079	$34,556,741
Goldman Sachs Group, Inc.	153,059	24,728,212

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Chartered PLC (a)	1,371,451	$9,292,367
State Street Corp.	656,234	36,571,921

		$105,149,241
Medical Equipment - 12.5%
Cooper Cos., Inc.	136,121	$17,852,269
DENTSPLY International, Inc.	183,106	10,783,112
Medtronic PLC	521,301	39,577,172
Sonova Holding AG	95,713	11,489,450
St. Jude Medical, Inc.	557,219	29,454,596
Stryker Corp.	374,982	37,179,465
Thermo Fisher Scientific, Inc.	426,020	56,260,201
Waters Corp. (a)	170,106	20,618,548
Zimmer Biomet Holdings, Inc.	334,278	33,180,434

		$256,395,247
Network & Telecom - 0.6%
Cisco Systems, Inc.	534,726	$12,721,132

Oil Services - 1.3%
National Oilwell Varco, Inc.	211,221	$6,873,131
Schlumberger Ltd.	267,949	19,364,674

		$26,237,805
Other Banks & Diversified Financials - 6.9%
American Express Co.	430,756	$23,045,446
Credicorp Ltd.	32,716	3,316,094
Erste Group Bank AG (a)	324,378	9,469,852
Grupo Financiero Banorte S.A. de C.V.	1,456,211	7,597,483
Itau Unibanco Holding S.A., ADR	844,652	5,312,861
Julius Baer Group Ltd.	261,223	11,085,790
Kasikornbank PLC	999,380	4,775,451
Komercni Banka A.S.	18,446	3,881,966
UBS Group AG	1,738,954	28,711,520
Visa, Inc., “A”	611,045	45,516,742

		$142,713,205
Pharmaceuticals - 4.7%
Bayer AG	390,958	$43,856,489
Johnson & Johnson	145,876	15,235,289
Merck KGaA	190,097	16,521,863
Roche Holding AG	81,545	21,214,813

		$96,828,454
Railroad & Shipping - 2.2%
Canadian National Railway Co.	629,473	$33,670,511
Union Pacific Corp.	156,528	11,270,016

		$44,940,527
Restaurants - 0.4%
Whitbread PLC	145,545	$8,337,159

Specialty Chemicals - 3.8%
Akzo Nobel N.V.	376,892	$24,192,983
L’Air Liquide S.A.	85,996	8,901,177

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Linde AG	202,780	$27,371,078
Praxair, Inc.	176,234	17,623,400

		$78,088,638
Specialty Stores - 2.4%
AutoZone, Inc. (a)	23,955	$18,382,827
Hermes International	11,117	3,785,020
Sally Beauty Holdings, Inc. (a)	537,119	14,803,000
Urban Outfitters, Inc. (a)	501,487	11,474,023

		$48,444,870
Trucking - 1.5%
United Parcel Service, Inc., “B”	331,666	$30,911,271
Total Common Stocks		$2,028,597,950

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	16,665,343	$16,665,343

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.36%, at Net Asset Value (j)	1,464,150	$1,464,150
Total Investments		$2,046,727,443

Other Assets, Less Liabilities - 0.5%		9,426,045
Net Assets - 100.0%		$2,056,153,488

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,133,501,925	$—	$—	$1,133,501,925
United Kingdom	11,919,663	193,038,219	—	204,957,882
Switzerland	—	172,547,223	—	172,547,223
France	—	159,641,739	—	159,641,739
Germany	27,371,078	94,662,933	—	122,034,011
Netherlands	—	47,751,453	—	47,751,453
Sweden	—	35,937,417	—	35,937,417
Canada	33,670,511	—	—	33,670,511
Japan	—	24,617,178	—	24,617,178
Other Countries	35,751,931	58,186,680	—	93,938,611
Mutual Funds	18,129,493	—	—	18,129,493
Total Investments	$1,260,344,601	$786,382,842	$—	$2,046,727,443

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $747,532,850 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,686,598,463
Gross unrealized appreciation	446,332,257
Gross unrealized depreciation	(86,203,277)
Net unrealized appreciation (depreciation)	$360,128,980

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount		Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,213,582		77,699,586		(96,247,825)	16,665,343

Underlying Affiliated Fund	Realized Gain (Loss)		Capital Gain Distributions		Dividend Income	Ending Value
MFS Institutional Money Market Portfolio		$—		$—	$15,582	$16,665,343

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	56.5%
United Kingdom	10.0%
Switzerland	8.4%
France	7.8%
Germany	5.9%
Netherlands	2.3%
Sweden	1.7%
Canada	1.6%
Japan	1.2%
Other Countries	4.6%

6

QUARTERLY REPORT

January 31, 2016

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 58.6%
Aerospace - 1.8%
Cobham PLC	587,936	$2,139,438
Honeywell International, Inc.	92,710	9,567,672
Lockheed Martin Corp.	42,212	8,906,732
United Technologies Corp.	68,202	5,980,633

		$26,594,475
Airlines - 0.1%
Air Canada (a)	265,293	$1,486,580

Alcoholic Beverages - 1.3%
AmBev S.A., ADR	477,554	$2,230,177
Heineken N.V.	106,005	9,218,078
Pernod Ricard S.A.	69,149	8,114,620

		$19,562,875
Apparel Manufacturers - 0.2%
Li & Fung Ltd.	4,180,000	$2,418,722

Automotive - 0.8%
General Motors Co.	107,929	$3,199,016
Johnson Controls, Inc.	76,668	2,750,081
Magna International, Inc.	105,139	3,652,734
USS Co. Ltd.	133,800	2,051,074

		$11,652,905
Biotechnology - 0.2%
Gilead Sciences, Inc.	30,263	$2,511,829

Broadcasting - 1.1%
Nippon Television Holdings, Inc.	85,300	$1,585,734
Omnicom Group, Inc.	84,388	6,189,860
ProSiebenSat.1 Media SE	76,219	3,790,286
Time Warner, Inc.	46,212	3,255,173
Viacom, Inc., “B”	35,500	1,620,220

		$16,441,273
Brokerage & Asset Managers - 0.6%
BlackRock, Inc.	14,053	$4,416,296
Computershare Ltd.	144,372	1,080,133
Daiwa Securities Group, Inc.	269,000	1,700,546
Franklin Resources, Inc.	42,881	1,486,255

		$8,683,230
Business Services - 2.8%
Accenture PLC, “A”	111,392	$11,756,312
Amadeus IT Holding S.A.	130,710	5,367,406
Ashtead Group PLC	102,171	1,320,752
Bunzl PLC	168,933	4,520,618
Compass Group PLC	414,907	7,152,260
Fidelity National Information Services, Inc.	24,436	1,459,562
Nomura Research Institute Ltd.	167,390	6,077,990
SGS S.A.	1,704	3,310,732

		$40,965,632

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.5%
Comcast Corp., “A”	136,299	$7,593,217

Chemicals - 2.6%
3M Co.	84,160	$12,708,160
Givaudan S.A.	2,206	4,122,151
LyondellBasell Industries N.V., “A”	94,120	7,338,536
Monsanto Co.	18,583	1,683,620
Orica Ltd.	164,893	1,679,585
PPG Industries, Inc.	85,304	8,114,116
Yara International ASA	47,665	1,813,972

		$37,460,140
Computer Software - 0.6%
Aspen Technology, Inc. (a)	36,665	$1,189,413
Cadence Design Systems, Inc. (a)	156,056	3,052,455
Oracle Corp.	119,842	4,351,463

		$8,593,331
Computer Software - Systems - 0.6%
Hon Hai Precision Industry Co. Ltd.	1,582,000	$3,710,908
International Business Machines Corp.	38,929	4,857,950

		$8,568,858
Construction - 0.5%
Geberit AG	7,313	$2,592,136
Owens Corning	65,160	3,009,740
Stanley Black & Decker, Inc.	13,590	1,282,081

		$6,883,957
Consumer Products - 2.6%
Kao Corp.	207,300	$11,123,904
Kobayashi Pharmaceutical Co. Ltd.	40,000	3,407,490
Kose Corp.	23,000	2,142,211
Procter & Gamble Co.	93,859	7,667,342
Reckitt Benckiser Group PLC	79,098	7,057,819
Svenska Cellulosa Aktiebolaget	225,281	6,671,647

		$38,070,413
Containers - 0.5%
Brambles Ltd.	760,947	$6,100,799
Crown Holdings, Inc. (a)	24,921	1,143,375

		$7,244,174
Electrical Equipment - 1.7%
Danaher Corp.	51,199	$4,436,393
IMI PLC	116,335	1,342,335
Legrand S.A.	69,608	3,835,426
Pentair PLC	24,531	1,155,901
Schneider Electric S.A.	33,083	1,776,295
Siemens AG	73,588	7,044,481
Spectris PLC	79,336	1,799,123
Tyco International PLC	119,301	4,102,761

		$25,492,715

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 2.7%
Analog Devices, Inc.	64,288	$3,462,552
Halma PLC	213,102	2,553,126
Hirose Electric Co. Ltd.	24,745	2,807,915
Intel Corp.	93,760	2,908,435
NVIDIA Corp.	107,720	3,155,119
Samsung Electronics Co. Ltd.	4,153	4,008,938
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	521,993	11,666,544
Texas Instruments, Inc.	177,560	9,398,251

		$39,960,880
Energy - Independent - 0.9%
Cairn Energy PLC (a)	372,508	$760,184
EOG Resources, Inc.	23,681	1,681,825
Occidental Petroleum Corp.	48,215	3,318,638
Valero Energy Corp.	112,712	7,649,763

		$13,410,410
Energy - Integrated - 2.4%
Chevron Corp.	38,048	$3,290,010
China Petroleum & Chemical Corp.	6,144,000	3,453,974
Exxon Mobil Corp.	133,631	10,403,173
Lukoil PJSC, ADR	32,900	1,119,822
OAO Gazprom, ADR	376,983	1,363,654
Royal Dutch Shell PLC, “A”	357,079	7,814,195
Royal Dutch Shell PLC, “B”	178,081	3,894,024
Suncor Energy, Inc.	89,207	2,112,848
TOTAL S.A.	53,669	2,387,926

		$35,839,626
Engineering - Construction - 0.4%
Bouygues	40,783	$1,596,535
VINCI S.A.	51,971	3,524,452

		$5,120,987
Food & Beverages - 3.1%
Bunge Ltd.	35,782	$2,218,842
Danone S.A.	158,177	10,909,106
General Mills, Inc.	209,281	11,826,469
Nestle S.A.	202,531	14,917,711
Tyson Foods, Inc., “A”	112,943	6,026,638

		$45,898,766
Food & Drug Stores - 0.9%
Alimentation Couche-Tard, Inc.	54,018	$2,351,358
CVS Health Corp.	116,286	11,232,065

		$13,583,423
Gaming & Lodging - 0.1%
Sands China Ltd.	461,200	$1,618,083

General Merchandise - 0.5%
Target Corp.	107,361	$7,775,084

Insurance - 3.8%
Aon PLC	56,385	$4,952,295
Chubb Ltd.	36,226	4,096,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Dai-Ichi Life Insurance Co. Ltd.	63,100	$871,411
Fairfax Financial Holdings Ltd.	13,502	6,952,050
Hiscox Ltd.	142,022	2,013,900
MetLife, Inc.	203,769	9,098,286
Prudential Financial, Inc.	86,170	6,038,794
Suncorp Group Ltd.	240,700	1,997,098
Swiss Re Ltd.	51,763	4,807,692
Travelers Cos., Inc.	81,912	8,767,860
Validus Holdings Ltd.	50,700	2,242,968
Zurich Insurance Group AG	14,399	3,189,525

		$55,027,953
Internet - 0.1%
Facebook, Inc., “A “ (a)	13,263	$1,488,241

Machinery & Tools - 0.2%
Illinois Tool Works, Inc.	35,780	$3,222,705

Major Banks - 3.7%
Bank of New York Mellon Corp.	147,464	$5,341,146
BNP Paribas	23,401	1,112,201
BOC Hong Kong Holdings Ltd.	1,481,000	3,890,882
Goldman Sachs Group, Inc.	26,081	4,213,646
HSBC Holdings PLC	1,395,790	9,844,369
JPMorgan Chase & Co.	188,595	11,221,403
State Street Corp.	69,372	3,866,102
Sumitomo Mitsui Financial Group, Inc.	43,500	1,460,847
Toronto-Dominion Bank	46,479	1,763,408
Wells Fargo & Co.	234,059	11,756,784

		$54,470,788
Medical Equipment - 1.0%
Abbott Laboratories	117,573	$4,450,138
Medtronic PLC	103,486	7,856,657
St. Jude Medical, Inc.	40,262	2,128,249

		$14,435,044
Metals & Mining - 0.3%
Rio Tinto PLC	164,924	$4,056,393

Natural Gas - Distribution - 0.4%
Centrica PLC	57,922	$170,070
Engie	355,427	5,711,318

		$5,881,388
Network & Telecom - 0.5%
LM Ericsson Telephone Co., “B”	810,841	$7,149,494

Oil Services - 0.6%
Schlumberger Ltd.	71,243	$5,148,732
Technip	69,203	3,246,009

		$8,394,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 2.4%
Agricultural Bank of China	2,554,000	$913,350
American Express Co.	43,363	2,319,920
China Construction Bank	6,096,000	3,756,084
DBS Group Holdings Ltd.	390,400	3,888,676
DNB A.S.A.	279,917	3,395,254
Hachijuni Bank Ltd.	140,000	779,790
ING Groep N.V.	387,751	4,475,893
North Pacific Ltd.	130,000	398,074
Sberbank of Russia, ADR	13,788	76,267
Svenska Handelsbanken AB	281,569	3,537,580
U.S. Bancorp	178,018	7,131,401
UBS Group AG	299,163	4,939,420

		$35,611,709
Pharmaceuticals - 6.5%
Bayer AG	70,205	$7,875,385
Bristol-Myers Squibb Co.	125,141	7,778,764
Eli Lilly & Co.	93,114	7,365,317
GlaxoSmithKline PLC	399,806	8,236,235
Johnson & Johnson	150,933	15,763,443
Merck & Co., Inc.	153,294	7,767,407
Novartis AG	190,341	14,764,119
Pfizer, Inc.	308,877	9,417,660
Roche Holding AG	38,767	10,085,654
Santen Pharmaceutical Co. Ltd.	209,700	3,341,892
Teva Pharmaceutical Industries Ltd., ADR	46,617	2,866,013

		$95,261,889
Railroad & Shipping - 0.2%
Canadian National Railway Co.	27,911	$1,492,959
Union Pacific Corp.	19,759	1,422,648

		$2,915,607
Real Estate - 0.7%
Deutsche Wohnen AG	307,439	$8,074,765
Medical Properties Trust, Inc., REIT	187,819	2,066,009

		$10,140,774
Restaurants - 0.1%
Greggs PLC	97,452	$1,451,621

Specialty Chemicals - 0.2%
PTT Global Chemical PLC	2,204,300	$3,315,780

Specialty Stores - 0.3%
American Eagle Outfitters, Inc. (l)	191,441	$2,802,696
Esprit Holdings Ltd.	969,350	1,000,865

		$3,803,561
Telecommunications - Wireless - 1.3%
Advanced Info Service PLC	190,600	$901,459
KDDI Corp.	548,100	13,857,219
Vodafone Group PLC	1,329,770	4,253,781

		$19,012,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telephone Services - 1.9%
Bezeq - The Israel Telecommunication Corp. Ltd.		22,037	$47,682
British Telecom Group, PLC		1,221,925	8,499,322
Nippon Telegraph & Telephone Corp.		47,400	2,016,422
TDC A.S.		911,280	3,902,440
Verizon Communications, Inc.		268,006	13,392,260

			$27,858,126
Tobacco - 3.2%
Altria Group, Inc.		145,004	$8,861,194
British American Tobacco PLC		123,443	6,862,853
Imperial Tobacco Group PLC		45,937	2,488,868
Japan Tobacco, Inc.		208,900	8,162,224
Philip Morris International, Inc.		199,016	17,913,430
Reynolds American, Inc.		56,498	2,822,075

			$47,110,644
Trucking - 0.8%
United Parcel Service, Inc., “B”		47,245	$4,403,234
Yamato Holdings Co. Ltd.		321,900	7,063,209

			$11,466,443
Utilities - Electric Power - 0.9%
American Electric Power Co., Inc.		142,600	$8,694,322
Endesa S.A.		124,173	2,395,533
Korea Electric Power Corp. (a)		52,096	2,294,585

			$13,384,440
Total Common Stocks			$858,891,385

Bonds - 35.3%
Aerospace - 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26		$795,000	$815,616

Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	850,000	$887,193

Asset-Backed & Securitized - 1.6%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.622%, 1/30/25 (n)		$1,216,000	$1,197,385
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		1,153,775	1,175,386
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		919,085	934,950
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48		1,995,691	2,068,784
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.722%, 7/15/25 (n)		1,563,000	1,527,238
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50		2,298,421	2,332,622
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.751%, 6/17/21 (n)		713,895	708,743
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)		392,472	392,564
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.769%, 4/25/25 (n)		1,419,000	1,382,133
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		2,620,000	2,689,354
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.96%, 6/15/49		599,397	600,123
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.134%, 2/15/51		44,839	44,798
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.96%, 6/15/49		1,040,000	1,061,680
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.712%, 5/15/21 (n)		1,201,542	1,190,797
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.032%, 6/12/50		21,406	21,403
Merrill Lynch Mortgage Trust, FRN, 6.032%, 6/12/50		1,040,000	1,073,073
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17 (n)		1,762,538	1,762,833
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51		479,354	496,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48		$2,322,687	$2,379,789
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		1,013,505	1,011,202

			$24,051,167
Automotive - 0.8%
American Honda Finance Corp., 1.375%, 11/10/22	EUR	1,000,000	$1,112,332
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	575,000	575,413
Delphi Automotive PLC, 4.25%, 1/15/26		$943,000	943,697
FCA Capital Ireland PLC, 2%, 10/23/19	EUR	875,000	955,069
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$853,000	854,267
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		1,362,000	1,352,824
Ford Motor Credit Co. LLC, 3.157%, 8/04/20		2,533,000	2,518,402
Hyundai Capital America, 2.4%, 10/30/18 (n)		1,234,000	1,236,003
RCI Banque S.A., 4.25%, 4/27/17	EUR	550,000	621,232
RCI Banque S.A., 1.25%, 6/08/22	EUR	450,000	474,161
Toyota Motor Credit Corp., 1%, 3/09/21	EUR	550,000	607,374
Volkswagen International Finance N.V., 3.75% to 3/24/21, FRN to 3/29/49	EUR	600,000	589,857
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	450,000	469,107

			$12,309,738
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$432,000	$484,660

Broadcasting - 0.2%
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	1,300,000	$1,198,900
Omnicom Group, Inc., 3.65%, 11/01/24		$210,000	209,658
ProSiebenSat.1 Media SE, 2.625%, 4/15/21	EUR	725,000	816,378
SES S.A., 3.6%, 4/04/23 (n)		$635,000	618,181

			$2,843,117
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/25		$991,000	$996,017
Intercontinental Exchange, Inc., 2.75%, 12/01/20		538,000	546,565
Intercontinental Exchange, Inc., 3.75%, 12/01/25		883,000	905,132
TD Ameritrade Holding Corp., 2.95%, 4/01/22		715,000	724,517

			$3,172,231
Building - 0.2%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	750,000	$906,088
Martin Marietta Materials, Inc., 4.25%, 7/02/24		$400,000	399,480
Mohawk Industries, Inc., 2%, 1/14/22	EUR	800,000	873,604
Owens Corning, Inc., 4.2%, 12/15/22		$190,000	192,595

			$2,371,767
Business Services - 0.2%
Fidelity National Information Services, Inc., 5%, 3/15/22		$483,000	$499,662
Fidelity National Information Services, Inc., 3.875%, 6/05/24		1,180,000	1,151,568
Fidelity National Information Services, Inc., 5%, 10/15/25		410,000	427,887
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,490,000	1,484,740

			$3,563,857
Cable TV - 0.4%
CCO Safari II LLC, 6.384%, 10/23/35 (n)		$630,000	$632,989
Comcast Corp., 4.65%, 7/15/42		300,000	306,102
Cox Communications, Inc., 3.25%, 12/15/22 (n)		595,000	555,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		$895,000	$899,505
NBCUniversal Media LLC, 5.15%, 4/30/20		728,000	817,952
Shaw Communications, 5.65%, 10/01/19	CAD	718,000	569,757
Sky PLC, 2.5%, 9/15/26	EUR	900,000	1,005,779
Time Warner Cable Inc., 5.25%, 7/15/42	GBP	100,000	124,854
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	353,828

			$5,265,997
Chemicals - 0.1%
CF Industries, Inc., 5.15%, 3/15/34		$424,000	$361,432
LYB International Finance B.V., 4%, 7/15/23		336,000	331,171
LyondellBasell Industries N.V., 5%, 4/15/19		597,000	629,955
LyondellBasell Industries N.V., 4.625%, 2/26/55		420,000	329,554

			$1,652,112
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24		$837,000	$857,573

Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/22		$1,598,000	$1,622,739
Apple, Inc., 3.6%, 7/31/42	GBP	730,000	1,012,311

			$2,635,050
Conglomerates - 0.1%
DH Europe Finance S.A., 1%, 7/08/19	EUR	450,000	$496,233
Smiths Group PLC, 1.25%, 4/28/23	EUR	747,000	776,445

			$1,272,678
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$731,000	$756,510
Whirlpool Corp., 0.625%, 3/12/20	EUR	400,000	426,786

			$1,183,296
Consumer Services - 0.2%
Priceline Group, Inc., 2.15%, 11/25/22	EUR	340,000	$367,898
Priceline Group, Inc., 3.65%, 3/15/25		$429,000	425,135
Priceline Group, Inc., 1.8%, 3/03/27	EUR	450,000	420,603
Visa, Inc., 4.15%, 12/14/35		$1,513,000	1,563,530

			$2,777,166
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/22	GBP	350,000	$535,413

Electronics - 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$522,000	$523,213
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	1,025,000	1,096,569

			$1,619,782
Emerging Market Quasi-Sovereign - 0.5%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,511,000	$1,482,075
Comision Federal De Electricidad, 4.875%, 1/15/24		535,000	532,325
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		677,000	619,455
Empresa Nacional del Petroleo, 6.25%, 7/08/19		265,000	283,990
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		1,590,000	1,490,625
Pemex Project Funding Master Trust, 5.75%, 3/01/18		523,000	534,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 5.5%, 1/21/21		$232,000	$228,230
Petroleos Mexicanos, 6.375%, 2/04/21 (z)		10,000	10,135
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,200,000	2,378,218

			$7,559,193
Emerging Market Sovereign - 0.6%
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	400,000	$429,749
Republic of Peru, 7.35%, 7/21/25		$1,805,000	2,265,275
United Mexican States, 6.5%, 6/10/21	MXN	98,800,000	5,714,083
United Mexican States, 1.625%, 3/06/24	EUR	250,000	260,669

			$8,669,776
Energy - Independent - 0.0%
Pioneer Natural Resources Co., 7.5%, 1/15/20		$185,000	$195,493
Pioneer Natural Resources Co., 3.95%, 7/15/22		480,000	446,541

			$642,034
Energy - Integrated - 0.1%
Chevron Corp., 3.326%, 11/17/25		$155,000	$153,592
Shell International Finance B.V., 2.125%, 5/11/20		1,192,000	1,167,295
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	500,000	471,640

			$1,792,527
Entertainment - 0.1%
Carnival Corp., 1.875%, 11/07/22	EUR	980,000	$1,068,973

Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$569,000	$615,943

Food & Beverages - 1.1%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$1,008,000	$1,118,137
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23		1,251,000	1,269,711
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/36		1,636,000	1,657,458
Coca-Cola Co., 0.75%, 3/09/23	EUR	425,000	455,939
Coca-Cola Co., 1.125%, 3/09/27	EUR	400,000	415,834
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	600,000	594,842
J.M. Smucker Co., 2.5%, 3/15/20		$1,414,000	1,421,327
J.M. Smucker Co., 4.375%, 3/15/45		271,000	263,724
Kraft Heinz Co., 5%, 7/15/35 (n)		305,000	312,734
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		600,000	610,750
Mead Johnson Nutrition Co., 3%, 11/15/20		849,000	861,757
PepsiCo, Inc., 2.15%, 10/14/20		2,276,000	2,292,198
PepsiCo, Inc., 3.1%, 7/17/22		1,651,000	1,719,490
SABMiller Holdings, Inc., 1.875%, 1/20/20	EUR	200,000	227,238
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)		$376,000	389,732
Tyson Foods, Inc., 6.6%, 4/01/16		1,200,000	1,211,081
Tyson Foods, Inc., 5.15%, 8/15/44		191,000	199,540
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		277,000	282,164
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	308,996

			$15,612,652
Food & Drug Stores - 0.3%
CVS Health Corp., 3.375%, 8/12/24		$1,214,000	$1,213,531
CVS Health Corp., 4.875%, 7/20/35		357,000	370,608
CVS Health Corp., 5.75%, 6/01/17		189,000	199,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - continued
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$1,042,000	$1,050,690
Walgreens Boots Alliance, Inc., 2.875%, 11/20/20	GBP	700,000	999,541

			$3,834,020
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$793,000	$880,846

Gaming & Lodging - 0.2%
InterContinental Hotels Group PLC, 3.75%, 8/14/25	GBP	510,000	$731,423
Whitbread Group PLC, 3.375%, 10/16/25	GBP	550,000	777,378
Wyndham Worldwide Corp., 2.5%, 3/01/18		$500,000	496,708
Wyndham Worldwide Corp., 5.625%, 3/01/21		350,000	376,129

			$2,381,638
Insurance - 0.4%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$364,000	$359,145
Allianz SE, 2.241% to 7/07/25, FRN to 7/07/45	EUR	800,000	801,697
American International Group, Inc., 4.875%, 6/01/22		$926,000	987,665
American International Group, Inc., 3.75%, 7/10/25		1,106,000	1,060,850
Aviva PLC, 3.375% to 12/04/25, FRN to 12/04/45	EUR	740,000	746,142
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	450,000	526,484
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	450,000	522,525
Hiscox Ltd., 6.125% to 11/24/25, FRN to 11/24/45	GBP	500,000	696,974

			$5,701,482
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$1,536,000	$1,571,810

Insurance - Property & Casualty - 0.2%
ACE INA Holdings, Inc., 2.3%, 11/03/20		$284,000	$284,880
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	287,402
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	450,000	422,844
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$475,000	477,418
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		730,000	683,645
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		293,000	296,372
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		500,000	502,859
QBE Capital Funding IV LP, 7.5% to 5/24/21, FRN to 5/24/41	GBP	300,000	457,406

			$3,412,826
International Market Quasi-Sovereign - 0.4%
Electricite de France, 6% to 1/29/26, FRN to 12/29/49	GBP	300,000	$380,256
Electricite de France S.A., 5.375% to 1/29/25, FRN to 1/29/49	EUR	600,000	612,756
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	200,000	253,504
ESB Finance Ltd., 2.125%, 6/08/27	EUR	800,000	898,002
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$735,000	771,838
Statoil A.S.A., 4.25%, 11/23/41		660,000	600,632
Statoil A.S.A., FRN, 0.652%, 5/15/18		477,000	470,865
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		1,450,000	1,445,069

			$5,432,922
International Market Sovereign - 15.7%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	13,737,000	$11,463,539
Commonwealth of Australia, 3.75%, 4/21/37	AUD	1,200,000	919,805
Federal Republic of Germany, 2.5%, 7/04/44	EUR	1,867,000	2,752,979
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,500,000	2,855,053
Government of Canada, 4.25%, 6/01/18	CAD	7,496,000	5,823,112

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 2.5%, 6/01/24	CAD	5,042,000	$3,994,406
Government of Canada, 5.75%, 6/01/33	CAD	4,267,000	4,796,286
Government of Canada, 4%, 6/01/41	CAD	890,000	881,563
Government of Japan, 1.8%, 3/20/43	JPY	516,800,000	5,024,270
Government of Japan, 1.1%, 6/20/20	JPY	2,154,200,000	18,696,068
Government of Japan, 0.7%, 12/20/22	JPY	701,000,000	6,093,225
Government of Japan, 2.1%, 9/20/24	JPY	1,321,800,000	12,863,708
Government of Japan, 2.2%, 9/20/27	JPY	1,376,700,000	13,970,779
Government of Japan, 1.7%, 9/20/32	JPY	197,000,000	1,914,089
Government of Japan, 1.5%, 3/20/34	JPY	1,169,000,000	10,965,513
Government of Japan, 2.4%, 3/20/37	JPY	325,150,000	3,462,304
Government of Japan, 2%, 3/20/52	JPY	127,000,000	1,299,478
Government of New Zealand, 5.5%, 4/15/23	NZD	7,151,000	5,410,650
Kingdom of Belgium, 4%, 3/28/32	EUR	2,570,000	3,900,631
Kingdom of Norway, 3.75%, 5/25/21	NOK	38,483,000	5,085,026
Kingdom of Norway, 3%, 3/14/24	NOK	23,630,000	3,087,665
Kingdom of Spain, 5.4%, 1/31/23	EUR	4,819,000	6,748,440
Kingdom of Spain, 5.5%, 7/30/17	EUR	7,315,000	8,574,991
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,313,000	5,383,626
Kingdom of Spain, 5.15%, 10/31/28	EUR	2,202,000	3,248,808
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,346,000	3,952,013
Republic of Austria, 1.75%, 10/20/23	EUR	2,820,000	3,406,403
Republic of France, 1.75%, 5/25/23	EUR	3,452,000	4,149,406
Republic of France, 6%, 10/25/25	EUR	3,683,000	6,049,246
Republic of France, 4.75%, 4/25/35	EUR	1,858,000	3,159,856
Republic of France, 4.5%, 4/25/41	EUR	1,791,000	3,127,051
Republic of Iceland, 4.875%, 6/16/16 (n)		$910,000	923,669
Republic of Ireland, 5.4%, 3/13/25	EUR	504,000	762,449
Republic of Italy, 5.5%, 9/01/22	EUR	7,248,000	10,186,416
Republic of Italy, 5.25%, 8/01/17	EUR	9,852,000	11,515,855
Republic of Italy, 3.75%, 3/01/21	EUR	6,905,000	8,697,512
Republic of Italy, 4.75%, 9/01/28	EUR	2,202,000	3,191,672
United Kingdom Treasury, 5%, 3/07/18	GBP	3,229,000	5,053,419
United Kingdom Treasury, 8%, 6/07/21	GBP	2,329,000	4,529,915
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,523,000	2,757,699
United Kingdom Treasury, 4.25%, 3/07/36	GBP	1,318,000	2,492,254
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,264,000	3,812,336
United Kingdom Treasury, 3.75%, 7/22/52	GBP	711,000	1,387,609
United Kingdom Treasury, 4%, 1/22/60	GBP	700,000	1,496,989

			$229,867,783
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	521,000	$370,591
Province of Manitoba, 4.15%, 6/03/20	CAD	458,000	365,743

			$736,334
Major Banks - 1.7%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		$532,000	$530,745
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	300,000	407,184
Bank of America Corp., 1.75%, 6/05/18		$750,000	748,701
Bank of America Corp., 4.125%, 1/22/24		1,184,000	1,216,837
Bank of America Corp., 3.95%, 4/21/25		941,000	917,457
Barclays Bank PLC, 6%, 1/14/21	EUR	342,000	441,971
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	250,000	380,319
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	349,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$1,261,000	$1,339,812
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,181,000	1,339,444
Goldman Sachs Group, Inc., 3.5%, 1/23/25		833,000	821,085
Goldman Sachs Group, Inc., 4.8%, 7/08/44		500,000	494,918
HSBC Bank PLC, FRN, 1.002%, 5/15/18 (n)		1,116,000	1,111,882
Huntington National Bank, 2.4%, 4/01/20		418,000	413,457
ING Bank N.V., 5.8%, 9/25/23 (n)		809,000	870,337
JPMorgan Chase & Co., 4.25%, 10/15/20		634,000	675,504
JPMorgan Chase & Co., 3.125%, 1/23/25		1,434,000	1,390,578
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		515,000	557,488
Morgan Stanley, 2.2%, 12/07/18		720,000	725,316
Morgan Stanley, 5.5%, 7/28/21		490,000	548,093
Morgan Stanley, 3.95%, 4/23/27		1,588,000	1,532,814
Nationwide Building Society, 1.25%, 3/03/25	EUR	710,000	755,787
Nordea Bank AB, FRN, 0.819%, 5/13/16 (n)		$2,050,000	2,051,365
PNC Bank N.A., 2.6%, 7/21/20		857,000	869,071
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		640,000	686,240
Regions Financial Corp., 2%, 5/15/18		602,000	598,541
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	390,812
Wells Fargo & Co., 3.3%, 9/09/24		$500,000	502,136
Wells Fargo & Co., 4.1%, 6/03/26		649,000	658,221
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		650,000	655,688
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		317,000	334,150

			$24,315,703
Medical & Health Technology & Services - 0.1%
Becton, Dickinson and Co., 3.734%, 12/15/24		$417,000	$426,607
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		1,034,000	1,022,542
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		242,000	226,434

			$1,675,583
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/25		$1,751,000	$1,797,857
Zimmer Holdings, Inc., 4.25%, 8/15/35		376,000	347,959

			$2,145,816
Metals & Mining - 0.3%
Barrick North America Finance LLC, 5.75%, 5/01/43		$643,000	$447,953
Cameco Corp., 5.67%, 9/02/19	CAD	724,000	562,538
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/23		$681,000	325,178
Glencore Finance Europe, 6.5%, 2/27/19	GBP	200,000	251,491
Glencore Finance Europe S.A., 1.25%, 3/17/21	EUR	1,210,000	953,628
Kinross Gold Corp., 5.95%, 3/15/24		$718,000	445,160
Southern Copper Corp., 6.75%, 4/16/40		359,000	302,445
Southern Copper Corp., 5.25%, 11/08/42		821,000	599,001
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	300,000	321,611

			$4,209,005
Midstream - 0.4%
APT Pipelines Ltd., 5%, 3/23/35 (n)		$685,000	$628,375
Dominion Gas Holdings LLC, 2.8%, 11/15/20		817,000	830,489
Energy Transfer Partners LP, 3.6%, 2/01/23		399,000	324,442
Energy Transfer Partners LP, 5.15%, 3/15/45		681,000	466,451
Enterprise Products Operating LLC, 1.65%, 5/07/18		1,350,000	1,312,435
Enterprise Products Operating LLC, 3.9%, 2/15/24		346,000	321,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 4.85%, 3/15/44		$198,000	$162,747
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/45		132,000	103,314
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		925,000	694,349
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	425,000	349,754
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	847,000	535,359
Sunoco Logistics Partners LP, 5.3%, 4/01/44		$280,000	197,824

			$5,927,030
Mortgage-Backed - 2.1%
Fannie Mae, 5.345%, 2/01/16		$4,562	$4,556
Fannie Mae, 5.05%, 1/01/17		300,769	306,380
Fannie Mae, 5.599%, 1/01/17		662	661
Fannie Mae, 5.377%, 1/01/18		219,455	225,851
Fannie Mae, 3.859%, 7/01/18		281,532	297,275
Fannie Mae, 2.578%, 9/25/18		888,099	909,100
Fannie Mae, 5.1%, 3/01/19		313,690	345,009
Fannie Mae, 5.18%, 3/01/19		314,161	338,573
Fannie Mae, 4.57%, 5/01/19		224,417	243,502
Fannie Mae, 5%, 12/01/20 - 8/01/40		2,924,330	3,257,148
Fannie Mae, 4.5%, 3/01/25 - 4/01/44		1,756,143	1,916,054
Fannie Mae, 5.5%, 1/01/37		65,181	73,549
Fannie Mae, 6%, 9/01/37 - 6/01/38		534,479	610,769
Fannie Mae, 4%, 2/01/41		1,008,606	1,081,440
Fannie Mae, 3.5%, 5/01/43		3,042,331	3,211,251
Freddie Mac, 4%, 9/01/44		4,448,795	4,753,778
Freddie Mac, 1.426%, 8/25/17		756,017	757,687
Freddie Mac, 3.882%, 11/25/17		733,000	762,534
Freddie Mac, 2.412%, 8/25/18		802,000	820,779
Freddie Mac, 5.085%, 3/25/19		589,000	645,509
Freddie Mac, 1.883%, 5/25/19		1,250,000	1,266,113
Freddie Mac, 3.32%, 7/25/20		291,568	300,249
Freddie Mac, 5.5%, 7/01/37		145,460	162,472
Freddie Mac, 4.5%, 5/01/40		2,505,184	2,727,413
Ginnie Mae, 5%, 5/15/40		901,721	1,001,724
Ginnie Mae, 3.5%, 6/20/43 - 12/20/45		5,174,534	5,469,226

			$31,488,602
Natural Gas - Distribution - 0.1%
Engie, 3% to 6/02/19, FRN to 6/29/49	EUR	400,000	$426,320
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,440,000	1,368,144

			$1,794,464
Network & Telecom - 0.5%
AT&T, Inc., 2.45%, 6/30/20		$717,000	$709,035
AT&T, Inc., 4.75%, 5/15/46		728,000	645,506
British Telecommunications PLC, 5.75%, 12/07/28	GBP	165,000	285,456
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		$1,730,000	1,622,958
Orange S.A., 4% to 10/01/21, FRN to 10/29/49	EUR	900,000	948,158
Verizon Communications, Inc., 4.5%, 9/15/20		$999,000	1,081,665
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	550,000	609,950
Verizon Communications, Inc., 6.4%, 9/15/33		$725,000	819,205
Verizon Communications, Inc., 5.05%, 3/15/34		395,000	385,171
Verizon Communications, Inc., 6.55%, 9/15/43		403,000	470,485

			$7,577,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24		$480,000	$424,315
Valero Energy Corp., 4.9%, 3/15/45		601,000	488,303

			$912,618
Other Banks & Diversified Financials - 0.8%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$840,000	$861,420
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	600,000	681,781
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$901,000	969,927
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	500,000	555,387
BPCE S.A., 4.5%, 3/15/25 (n)		$300,000	286,308
BPCE S.A., 5.25%, 4/16/29	GBP	300,000	438,123
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$900,000	879,245
Citigroup, Inc., 3.75%, 6/16/24		753,000	761,136
Discover Bank, 7%, 4/15/20		1,065,000	1,219,792
Discover Bank, 3.1%, 6/04/20		480,000	482,265
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	300,000	472,395
Intesa Sanpaolo S.p.A., 1.125%, 3/04/22	EUR	1,150,000	1,220,538
KBC Groep N.V., 1.875% to 3/11/22, FRN to 3/11/27	EUR	300,000	314,103
KBC Group N.V., FRN, 2.375%, 11/25/24	EUR	600,000	661,063
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	387,361
Svenska Handelsbanken AB, FRN, 1.019%, 3/21/16		$1,210,000	1,210,686

			$11,401,530
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 12/15/22		$483,000	$503,820

Pharmaceuticals - 0.7%
AbbVie, Inc., 1.75%, 11/06/17		$528,000	$527,322
AbbVie, Inc., 2.5%, 5/14/20		2,055,000	2,039,715
Actavis Funding SCS, 3.8%, 3/15/25		403,000	408,892
Actavis Funding SCS, 4.85%, 6/15/44		111,000	111,522
Allergan PLC, 1.875%, 10/01/17		531,000	530,902
Bayer AG, 2.375% to 10/02/22, FRN to 4/02/75	EUR	305,000	311,048
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	595,000	647,513
Biogen, Inc., 5.2%, 9/15/45		$755,000	764,769
Celgene Corp., 2.875%, 8/15/20		1,545,000	1,557,610
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		911,000	960,814
Gilead Sciences, Inc., 2.35%, 2/01/20		450,000	454,195
Gilead Sciences, Inc., 3.7%, 4/01/24		988,000	1,025,924
Gilead Sciences, Inc., 4.5%, 2/01/45		326,000	321,088
Gilead Sciences, Inc., 4.75%, 3/01/46		584,000	595,756
Mylan, Inc., 2.55%, 3/28/19		216,000	214,877

			$10,471,947
Real Estate - Apartment - 0.1%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/20	EUR	700,000	$768,562
Vonovia Finance B.V., 2.125%, 7/09/22	EUR	500,000	552,200
Vonovia Finance B.V., FRN, REIT, 4%, 12/29/49	EUR	500,000	509,151

			$1,829,913
Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$669,000	$666,292

Real Estate - Retail - 0.0%
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$640,000	$721,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/45		$933,000	$942,546

Retailers - 0.2%
Dollar General Corp., 4.125%, 7/15/17		$500,000	$516,384
Gap, Inc., 5.95%, 4/12/21		738,000	767,363
Home Depot, Inc., 2.625%, 6/01/22		1,400,000	1,415,778
Home Depot, Inc., 4.875%, 2/15/44		500,000	546,337
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	300,000	455,385

			$3,701,247
Specialty Chemicals - 0.0%
Ecolab, Inc., 2.625%, 7/08/25	EUR	325,000	$376,625

Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	725,000	$580,430
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	200,000	254,333

			$834,763
Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	440,000	$341,178
International Finance Corp., 3.25%, 7/22/19	AUD	635,000	461,254

			$802,432
Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	200,000	$219,152
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	500,000	657,612
American Tower Corp., REIT, 3.5%, 1/31/23		$502,000	490,169
American Tower Corp., REIT, 4%, 6/01/25		1,250,000	1,236,741
SBA Tower Trust, 2.898%, 10/15/44 (n)		588,000	589,521

			$3,193,195
Telephone Services - 0.1%
TDC A/S Callable Medium Term Note Fixed, 1.75%, 2/27/27	EUR	600,000	$565,700
TELUS Corp., 5.05%, 7/23/20	CAD	734,000	582,705

			$1,148,405
Tobacco - 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/23	EUR	750,000	$782,640
B.A.T. International Finance PLC, 2%, 3/13/45	EUR	450,000	422,658
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)		$556,000	570,583
Reynolds American, Inc., 8.125%, 6/23/19		434,000	514,377
Reynolds American, Inc., 3.25%, 6/12/20		2,454,000	2,517,583
Reynolds American, Inc., 4.45%, 6/12/25		255,000	270,503
Reynolds American, Inc., 5.7%, 8/15/35		359,000	393,283

			$5,471,627
Transportation - Services - 0.2%
ERAC USA Finance LLC, 7%, 10/15/37 (n)		$627,000	$770,802
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	225,000	350,674
Hit Finance B.V., 4.875%, 10/27/21	EUR	300,000	389,025
Stagecoach Group PLC, 4%, 9/29/25	GBP	750,000	1,084,134

			$2,594,635
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 5.09%, 10/01/25		$41,803	$45,383
Small Business Administration, 5.21%, 1/01/26		524,845	572,633

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par		Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.31%, 5/01/27				$373,837	$416,107
Small Business Administration, 2.22%, 3/01/33				1,093,936	1,095,319

					$2,129,442
U.S. Treasury Obligations - 1.8%
U.S. Treasury Bonds, 4.5%, 8/15/39				$6,515,600	$8,718,687
U.S. Treasury Bonds, 3.625%, 2/15/44				3,417,000	4,039,803
U.S. Treasury Notes, 4.75%, 8/15/17 (f)				3,896,000	4,134,630
U.S. Treasury Notes, 1.125%, 6/15/18				9,435,000	9,491,393
U.S. Treasury Notes, 3.5%, 5/15/20				457,000	499,344

					$26,883,857
Utilities - Electric Power - 0.4%
American Electric Power Co., Inc., 1.65%, 12/15/17				$528,000	$525,204
CMS Energy Corp., 5.05%, 3/15/22				631,000	700,446
DTE Electric Co., 3.7%, 3/15/45				700,000	670,051
E.On International Finance, 6.375%, 6/07/32			GBP	250,000	422,425
EDP Finance B.V., 4.9%, 10/01/19 (n)				$500,000	513,450
EDP Finance B.V., 4.125%, 1/20/21			EUR	500,000	579,091
Enel Finance International N.V., 5.625%, 8/14/24			GBP	250,000	415,945
Enel Finance International N.V., 4.875%, 3/11/20			EUR	350,000	443,616
Enel S.p.A., 6.25%, 6/20/19			GBP	300,000	484,102
PPL Capital Funding, Inc., 5%, 3/15/44				$331,000	343,882
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)				189,000	208,659
Progress Energy, Inc., 7.05%, 3/15/19				460,000	525,089

					$5,831,960
Total Bonds					$517,631,648
	Strike Price	First Exercise

Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16		557	$1,153

Convertible Preferred Stocks - 0.4%
Pharmaceuticals - 0.0%
Allergan PLC, 5.5%				640	$606,906

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%				7,530	$673,031

Utilities - Electric Power - 0.3%
Exelon Corp., 6.5%				89,780	$3,862,336
Total Convertible Preferred Stocks					$5,142,273

Preferred Stocks - 0.6%
Consumer Products - 0.5%
Henkel AG & Co. KGaA				74,623	$7,919,627

Telephone Services - 0.1%
Telecom Italia S.p.A.				1,203,593	$1,084,741
Total Preferred Stocks					$9,004,368

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)				61,907,831	$61,907,831

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.36%, at Net Asset Value (j)	1,861,347	$1,861,347
Total Investments		$1,454,440,005

Other Assets, Less Liabilities - 0.8%		11,515,496
Net Assets - 100.0%		$1,465,955,501

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,471,213 representing 2.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petroleos Mexicanos, 6.375%, 2/04/21	1/28/16	$10,000	$10,135
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	543,344	429,749
Total Restricted Securities			$439,884
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	1,288,452	3/11/16	$918,830	$910,269	$8,561
BUY	CZK	Citibank N.A.	12,895,000	4/15/16	517,653	517,918	265
SELL	DKK	Credit Suisse Group	1,768,553	4/15/16	257,357	257,297	60
BUY	EUR	Brown Brothers Harriman Co.	1,171,278	4/15/16	1,269,676	1,271,403	1,727
SELL	EUR	Barclays Bank PLC	1,651,000	4/15/16	1,802,163	1,792,134	10,029
SELL	EUR	BNP Paribas	2,261,000	2/05/16	2,461,402	2,449,511	11,891
SELL	EUR	Deutsche Bank AG	5,881,000	3/18/16	6,483,626	6,378,312	105,314
SELL	EUR	Goldman Sachs International	6,930,294	2/05/16-4/15/16	7,532,046	7,519,056	12,990
SELL	EUR	JPMorgan Chase Bank	843,000	4/15/16	918,412	915,063	3,349
SELL	GBP	BNP Paribas	2,671,113	4/15/16	3,857,795	3,806,712	51,083
SELL	GBP	Deutsche Bank AG	1,130,000	4/15/16	1,616,326	1,610,409	5,917
SELL	GBP	Goldman Sachs International	1,122,539	4/15/16	1,608,908	1,599,776	9,132
SELL	JPY	Goldman Sachs International	176,146,362	3/11/16-4/15/16	1,482,768	1,456,449	26,319
SELL	JPY	JPMorgan Chase Bank	600,391,000	4/15/16	5,074,205	4,968,934	105,271
SELL	JPY	JPMorgan Chase Bank	595,000,000	4/15/16	5,072,539	4,924,318	148,221
BUY	KRW	JPMorgan Chase Bank	8,060,587,000	2/05/16	6,670,186	6,722,642	52,456
SELL	MXN	Goldman Sachs International	69,012,811	4/15/16	3,834,029	3,785,449	48,580
BUY	MYR	Deutsche Bank AG	6,849,863	3/15/16	1,557,673	1,643,566	85,893
SELL	NZD	Morgan Stanley Capital Services, Inc.	1,753,175	3/11/16	1,169,646	1,132,708	36,938
SELL	NZD	Westpac Banking Corp.	5,412,880	4/15/16	3,515,016	3,489,957	25,059
BUY	SGD	Deutsche Bank AG	1,036,000	4/15/16	721,148	726,033	4,885
BUY	THB	JPMorgan Chase Bank	56,073,750	3/24/16	1,542,607	1,568,146	25,539
BUY	TRY	Citibank N.A.	2,489,000	4/15/16	804,054	825,002	20,948
BUY	ZAR	UBS AG	13,302,933	4/15/16	784,670	825,566	40,896

							$841,323

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	7,380,574	4/15/16	$5,134,186	$5,205,429	$(71,243)
SELL	CAD	Goldman Sachs International	5,656,744	4/15/16	3,894,850	4,038,116	(143,266)
SELL	CAD	Merrill Lynch International	783,106	4/15/16	550,809	559,027	(8,218)
SELL	CAD	Morgan Stanley Capital Services, Inc.	360,000	4/15/16	256,163	256,989	(826)
BUY	CHF	UBS AG	4,185,000	4/15/16	4,207,680	4,098,483	(109,197)
BUY	DKK	Goldman Sachs International	10,270,239	4/15/16	1,496,331	1,494,158	(2,173)
BUY	EUR	Credit Suisse Group	12,204,684	4/15/16	13,267,407	13,247,985	(19,422)
BUY	EUR	Deutsche Bank AG	9,313,686	3/17/16-4/15/16	10,278,371	10,101,728	(176,643)
BUY	EUR	Goldman Sachs International	4,200,000	4/15/16	4,573,894	4,559,031	(14,863)
BUY	EUR	JPMorgan Chase Bank	1,301,000	4/15/16	1,416,758	1,412,214	(4,544)
SELL	EUR	Citibank N.A.	900,000	4/15/16	974,126	976,935	(2,809)
BUY	ILS	Citibank N.A.	2,402,000	4/15/16	612,913	607,664	(5,249)
BUY	JPY	Brown Brothers Harriman Co.	10,488,852	4/15/16	88,908	86,807	(2,101)
BUY	JPY	Goldman Sachs International	1,731,543,408	4/15/16	14,655,308	14,330,537	(324,771)
BUY	JPY	UBS AG	1,886,520,729	4/15/16	16,074,100	15,613,155	(460,945)
BUY	MYR	JPMorgan Chase Bank	5,635,000	3/03/16	1,361,276	1,353,315	(7,961)
SELL	NOK	Goldman Sachs International	66,375,850	4/15/16	7,478,548	7,640,085	(161,537)
BUY	NZD	Citibank N.A.	1,211,000	4/15/16	784,568	780,793	(3,775)
BUY	NZD	Deutsche Bank AG	3,727,000	4/15/16	2,415,133	2,402,985	(12,148)
BUY	NZD	Goldman Sachs International	1,863,000	4/15/16	1,208,089	1,201,170	(6,919)
BUY	NZD	JPMorgan Chase Bank	1,863,000	4/15/16	1,207,639	1,201,170	(6,469)
BUY	NZD	Merrill Lynch International	373,000	4/15/16	241,604	240,492	(1,112)
SELL	NZD	Barclays Bank PLC	1,114,000	4/15/16	716,458	718,252	(1,794)
SELL	NZD	Deutsche Bank AG	5,196,000	4/15/16	3,340,701	3,350,124	(9,423)
SELL	NZD	Goldman Sachs International	1,857,000	4/15/16	1,194,390	1,197,302	(2,912)
SELL	NZD	UBS AG	1,000,000	4/15/16	643,350	644,751	(1,401)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	PLN	Goldman Sachs International	4,070,803	4/15/16	$1,014,562	$996,553	$(18,009)
BUY	SEK	Goldman Sachs International	26,825,843	4/15/16	3,149,304	3,132,778	(16,526)
SELL	SGD	JPMorgan Chase Bank	1,896,000	4/15/16	1,328,517	1,328,724	(207)

							$(1,596,463)

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,628,188	March - 2016	$(39,350)

At January 31, 2016, the fund had cash collateral of $100,000 and other liquid securities with an aggregate value of $40,328 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$442,088,314	$—	$—	$442,088,314
United Kingdom	—	88,231,286	—	88,231,286
Japan	—	68,847,952	—	68,847,952
Switzerland	—	62,729,140	—	62,729,140
France	—	42,213,888	—	42,213,888
Germany	11,865,051	22,839,493	—	34,704,544
Canada	19,811,937	—	—	19,811,937
Sweden	—	17,358,721	—	17,358,721
Taiwan	15,377,452	—	—	15,377,452
Other Countries	5,143,872	76,532,073	—	81,675,945
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	29,013,299	—	29,013,299
Non-U.S. Sovereign Debt	—	252,078,602	—	252,078,602
U.S. Corporate Bonds	—	118,476,253	—	118,476,253
Residential Mortgage-Backed Securities	—	31,488,602	—	31,488,602
Commercial Mortgage-Backed Securities	—	15,889,474	—	15,889,474
Asset-Backed Securities (including CDOs)	—	8,161,693	—	8,161,693
Foreign Bonds	—	62,523,725	—	62,523,725
Mutual Funds	63,769,178	—	—	63,769,178
Total Investments	$558,055,804	$896,384,201	$—	$1,454,440,005

Other Financial Instruments
Futures Contracts	$(39,350)	$—	$—	$(39,350)
Forward Foreign Currency Exchange Contracts	—	(755,140)	—	(755,140)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $269,081,978 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,336,360,423
Gross unrealized appreciation	199,188,370
Gross unrealized depreciation	(81,108,788)
Net unrealized appreciation (depreciation)	$118,079,582

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	83,946,356	99,977,515	(122,016,040)	61,907,831

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,789	$61,907,831

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	48.9%
Japan	9.9%
United Kingdom	8.5%
France	4.5%
Switzerland	4.5%
Germany	3.2%
Canada	2.7%
Italy	2.7%
Spain	2.2%
Other Countries	12.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

January 31, 2016

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 89.4%
Business Services - 0.0%
Sunoco LP	44,799	$1,523,614

Cable TV - 6.2%
Charter Communications, Inc., “A” (a)(l)	310,830	$53,263,829
Comcast Corp., “A”	1,655,237	92,213,253
Liberty Global PLC, “C” (a)	686,233	22,858,421
Time Warner Cable, Inc.	551,188	100,321,728

		$268,657,231
Energy - Independent - 0.5%
Enable Midstream Partners LP	1,045,620	$7,925,800
Western Gas Equity Partners LP	554,372	14,990,219

		$22,916,019
Natural Gas - Distribution - 6.8%
China Resources Gas Group Ltd.	17,072,000	$42,648,335
Engie	3,083,359	49,546,163
NorthWestern Corp.	332,923	18,590,420
Sempra Energy	1,680,916	159,266,791
Snam S.p.A.	4,436,733	24,859,485

		$294,911,194
Natural Gas - Pipeline - 12.3%
Columbia Pipeline Group, Inc.	787,742	$14,612,614
Columbia Pipeline Partners LP	1,936,299	29,625,375
Dominion Midstream Partners LP	13,883	387,336
Enbridge, Inc.	2,259,697	78,490,153
Energy Transfer Equity LP	2,530,931	21,968,481
Energy Transfer Partners LP	1,915,225	56,958,792
Enterprise Products Partners LP	2,388,143	57,100,499
EQT GP Holdings LP	274,799	5,935,658
EQT Midstream Partners LP	512,746	34,902,620
JP Energy Partners LP	688,837	3,499,292
Kinder Morgan, Inc. (l)	3,379,690	55,595,901
Plains All American Pipeline LP	360,583	7,611,907
Plains GP Holdings LP	3,404,270	27,234,160
SemGroup Corp., “A”	577,023	12,775,289
Sunoco Logistics Partners LP	1,490,983	33,204,191
Tallgrass Energy GP LP	1,046,514	16,220,967
Williams Cos., Inc.	2,163,189	41,749,548
Williams Partners LP	1,540,304	33,917,494

		$531,790,277
Telecommunications - Wireless - 5.7%
Advanced Info Service PLC	1,864,300	$8,817,371
American Tower Corp., REIT	690,846	65,174,412
Bharti Infratel Ltd.	1,374,566	7,377,322
KDDI Corp.	1,447,000	36,583,462
Mobile TeleSystems PJSC, ADR	3,611,114	25,277,798
SBA Communications Corp. (a)	486,069	48,256,930
Vodafone Group PLC	17,306,229	55,360,633

		$246,847,928

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 8.0%
Altice N.V., “A” (a)	2,023,084	$29,225,593
Bezeq - The Israel Telecommunication Corp. Ltd.	7,523,043	16,277,641
British Telecom Group, PLC	4,726,441	32,875,621
Com Hem Holding AB	7,716,722	65,287,358
Hellenic Telecommunications Organization S.A.	4,030,824	34,987,429
Numericable Group	490,431	19,486,974
PT XL Axiata Tbk (a)	76,782,800	20,570,248
Quebecor, Inc., “B”	1,077,713	27,310,166
TDC A.S.	7,934,425	33,978,157
TELUS Corp.	726,734	20,216,164
Verizon Communications, Inc.	851,248	42,536,863

		$342,752,214
Utilities - Electric Power - 49.9%
Abengoa Yield PLC (l)	1,982,145	$33,597,358
AES Corp.	10,886,658	103,423,251
Alliant Energy Corp.	194,644	12,718,039
Ameren Corp.	1,474,341	66,227,398
American Electric Power Co., Inc.	2,052,967	125,169,398
Avangrid, Inc. (a)	225,275	8,661,824
Calpine Corp. (a)	7,350,178	112,531,225
China Longyuan Electric Power Group Corp.	29,099,000	17,372,602
CPFL Energia S.A. (a)	5,540,238	22,452,937
Dominion Resources, Inc.	641,637	46,306,942
DTE Energy Co.	651,083	55,348,566
Dynegy, Inc. (a)(h)	5,733,519	67,884,865
Edison International	702,779	43,431,742
EDP Renovaveis S.A.	16,675,286	129,322,590
Enel Green Power S.p.A.	3,653,525	7,154,951
Enel S.p.A	22,643,472	92,654,438
Energias de Portugal S.A.	28,926,950	101,122,029
Energias do Brasil S.A.	5,924,574	17,952,357
Exelon Corp.	6,344,392	187,603,671
FirstEnergy Corp.	1,352,105	44,700,591
Iberdrola S.A.	3,385,948	23,855,335
NextEra Energy Partners LP	1,362,973	36,786,641
NextEra Energy, Inc.	2,274,570	254,092,215
NRG Energy, Inc.	6,690,576	71,187,729
NRG Yield, Inc., “A” (l)	1,106,271	13,717,760
NRG Yield, Inc., “C”	1,538,664	20,371,911
PG&E Corp.	1,443,560	79,265,880
PPL Corp.	6,131,422	214,967,655
Public Service Enterprise Group, Inc.	1,533,962	63,352,631
Red Electrica de Espana	371,262	29,989,233
Tractebel Energia S.A.	1,612,200	13,639,894
Xcel Energy, Inc.	946,145	36,161,662

		$2,153,025,320
Total Common Stocks		$3,862,423,797

Bonds - 0.1%
Cable TV - 0.1%
Neptune Finco Corp., 10.125%, 1/15/23 (n)	$3,060,000	$3,235,950

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 9.6%
Energy - Independent - 0.5%
Anadarko Petroleum Corp., 7.5%	759,871	$20,934,446

Natural Gas - Pipeline - 1.3%
Kinder Morgan, Inc., 1.544%	1,330,218	$57,398,907

Telecommunications - Wireless - 0.7%
American Tower Corp., 5.5%	322,761	$31,872,649

Telephone Services - 0.8%
Frontier Communications Corp., 11.25%	361,169	$32,281,285

Utilities - Electric Power - 6.3%
Dominion Resources, Inc., “A”, 6.125%	631,007	$35,311,152
Dominion Resources, Inc., “B”, 6%	785,440	44,220,272
Dominion Resources, Inc., 6.375%	667,786	33,229,031
Dynegy, Inc., 5.375% (h)	575,738	24,987,027
Exelon Corp., 6.5%	2,234,250	96,117,435
NextEra Energy, Inc., 5.799%	274,899	15,641,753
NextEra Energy, Inc., 6.371%	414,370	22,831,787

		$272,338,457
Total Convertible Preferred Stocks		$414,825,744

Preferred Stocks - 0.3%
Utilities - Electric Power - 0.3%
Companhia Paranaense de Energia	2,475,500	$13,646,876

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	8,475,007	$8,475,007

Collateral for Securities Loaned - 2.1%
JPMorgan Prime Money Market Fund, 0.36%, at Net Asset Value (j)	89,980,364	$89,980,364
Total Investments		$4,392,587,738

Other Assets, Less Liabilities - (1.7)%		(75,097,961)
Net Assets - 100.0%		$4,317,489,777

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,235,950, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

3

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Goldman Sachs International	3,001,313	4/15/16	$2,071,408	$2,142,514	$71,106
BUY	CAD	JPMorgan Chase Bank	372,730	4/15/16	264,377	266,076	1,699
BUY	EUR	JPMorgan Chase Bank	1,119,709	4/15/16	1,215,018	1,215,425	407
BUY	EUR	Merrill Lynch International Bank	927,545	4/15/16	1,003,448	1,006,835	3,387
SELL	EUR	Citibank N.A.	29,809,710	4/15/16	32,524,435	32,357,953	166,482
SELL	EUR	Credit Suisse Group	4,166,485	4/15/16	4,548,897	4,522,651	26,246
SELL	EUR	Deutsche Bank AG	142,566,330	3/17/16-4/15/16	156,637,337	154,681,410	1,955,927
SELL	EUR	JPMorgan Chase Bank	172,629,369	4/15/16	188,370,734	187,386,360	984,374
SELL	EUR	Merrill Lynch International Bank	10,527,663	4/15/16	11,497,935	11,427,607	70,328
BUY	GBP	Royal Bank of Scotland Group PLC	1,407,000	4/15/16	1,984,358	2,005,173	20,815
SELL	GBP	BNP Paribas	39,212,358	4/15/16	56,633,035	55,883,124	749,911

							$4,050,682

Liability Derivatives
BUY	CAD	Deutsche Bank AG	1,023,451	4/15/16	$732,613	$730,599	$(2,014)
SELL	CAD	Merrill Lynch International Bank	129,162,207	4/15/16	90,847,980	92,203,573	(1,355,593)
BUY	EUR	Deutsche Bank AG	24,229,253	4/15/16	26,451,212	26,300,458	(150,754)
BUY	EUR	Goldman Sachs International	5,861,000	4/15/16	6,400,687	6,362,020	(38,667)
BUY	EUR	JPMorgan Chase Bank	1,972,134	4/15/16	2,160,236	2,140,719	(19,517)
BUY	EUR	Morgan Stanley Capital Services, Inc.	21,979,118	4/15/16	23,940,950	23,857,974	(82,976)

							$(1,649,521)

At January 31, 2016, the fund had cash collateral of $1,060,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

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Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,158,959,745	$—	$—	$3,158,959,745
Portugal	129,322,590	101,122,029	—	230,444,619
Canada	126,016,483	—	—	126,016,483
Italy	—	124,668,874	—	124,668,874
United Kingdom	33,597,358	88,236,254	—	121,833,612
France	—	69,033,137	—	69,033,137
Brazil	67,692,064	—	—	67,692,064
Sweden	—	65,287,358	—	65,287,358
China	—	60,020,937	—	60,020,937
Other Countries	41,555,439	225,384,149	—	266,939,588
U.S. Corporate Bonds	—	3,235,950	—	3,235,950
Mutual Funds	98,455,371	—	—	98,455,371
Total Investments	$3,655,599,050	$736,988,688	$—	$4,392,587,738

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,401,161	$—	$2,401,161

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $644,608,609 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,704,896,118
Gross unrealized appreciation	570,584,487
Gross unrealized depreciation	(882,892,867)
Net unrealized appreciation (depreciation)	$(312,308,380)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/ Par Amount
MFS Institutional Money Market Portfolio	6,177	130,244,451	(121,775,621)	8,475,007

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,839	$8,475,007

6

Supplemental Information (unaudited) – continued

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Dynegy, Inc.	6,436,529	9,084	(136,356)	6,309,257

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Dynegy, Inc.	$2,876,110	$—	$773,648	$92,871,892

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	73.8%
Portugal	5.3%
Canada	2.9%
Italy	2.9%
United Kingdom	2.8%
France	1.6%
Brazil	1.6%
Sweden	1.5%
China	1.4%
Other Countries	6.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.